UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 13F-HR

                               FORM 13F COVER PAGE


Report for the Calendar Year of Quarter Ended:  JUNE  30, 2007
                                                --------------


Check here if Amendment [  ]; Amendment Number:
                                                 ------------
     This Amendment (Check only one.):  [    ]  is a restatement.
                                        [    ]  adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         HANAWALT ASSOCIATES LLC
Address:      645 MADISON AVENUE, 6TH FLOOR
              NEW YORK, NEW YORK 10022


Form 13F File Number:   28-06706

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:         LAWRENCE S. PIDGEON
Title:        MEMBER - HANAWALT ASSOCIATES LLC
Phone:        (212) 404-4651

Signature, Place, and Date of Signing:
/S/ LAWRENCE S. PIDGEON            NEW YORK, NEW YORK              JULY 30, 2007
-----------------------            ------------------              -------------
     [Signature]                      [City, State]                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                            FORM 13F-HR SUMMARY PAGE




Report Summary:

Number of Other Included Managers:               0
                                                 -

Form 13F Information Table Entry Total:          17
                                                 --

Form 13F Information Table Value Total:          $615,323
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                                                (thousands)




List of Other Included Managers:                     NONE

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


                                    Title of             Market     Share/  Share/  Put/  Investment    Other      Voting Authority
Name of Issuer                        Class    Cusip     Value        Prn    Prn    Call  Discretion   Managers  Sole  Shared   None
                                                         (USD)      Amount
                                                        (x1000)
------------------------------------------------------------------------------------------------------------------------------------
AARON RENTS INC CMN                    COM   002535201   14,431     494,225   SH            SOLE        NONE    494,225
AARON RENTS INC A CMN
  CLASS A                              COM   002535300    4,481     171,700   SH            SOLE        NONE    171,700
BANK OF AMERICA CORP CMN               COM   060505104   37,192     760,729   SH            SOLE        NONE    760,729
BED BATH & BEYOND INC. CMN             COM   075896100   24,077     669,000   SH            SOLE        NONE    669,000
BERKSHIRE HATHAWAY INC CL-A
  (DEL) CLASS A                        COM   084670108    4,160          38   SH            SOLE        NONE         38
CBS CORPORATION CMN CLASS B            COM   124857202   23,374     701,500   SH            SOLE        NONE    701,500
COCA-COLA COMPANY (THE) CMN            COM   191216100   15,452     295,400   SH            SOLE        NONE    295,400
COMMERCE BANCORP INC N.J. CMN          COM   200519106   43,604   1,178,800   SH            SOLE        NONE  1,178,800
CON-WAY INC CMN                        COM   205944101   27,658     550,520   SH            SOLE        NONE    550,520
COSTCO WHOLESALE CORPORATION CMN       COM   22160K105   64,050   1,094,491   SH            SOLE        NONE  1,094,491
LOWES COMPANIES INC CMN                COM   548661107   46,517   1,515,700   SH            SOLE        NONE  1,515,700
MC DONALDS CORP CMN                    COM   580135101  117,921   2,323,100   SH            SOLE        NONE  2,323,100
MOHAWK INDUSTRIES INC COMMON STOCK     COM   608190104   34,521     342,500   SH            SOLE        NONE    342,500
SEARS HOLDINGS CORPORATION CMN         COM   812350106   22,157     130,719   SH            SOLE        NONE    130,719
TARGET CORP CMN                        COM   87612E106  100,036   1,572,900   SH            SOLE        NONE  1,572,900
WAL MART STORES INC CMN                COM   931142103   23,627     491,100   SH            SOLE        NONE    491,100
WHOLE FOODS MARKET INC CMN             COM   966837106   12,065     315,000   SH            SOLE        NONE    315,000
                                                      ---------

                                                        615,323
